Mar. 24, 2023
Equable Shares Hedged Equity Fund
Equable Shares Hedged Equity Fund

Equable Shares Hedged Equity Fund
Institutional Class EQHEX
(Class I)

A Series of Series Portfolios Trust

March 24, 2023

Supplement to the Prospectus dated February 28, 2023

This supplement amends the Prospectus for the Equable Shares Hedged Equity Fund (the “Fund”) dated February 28, 2023.

Effective April 1, 2023, to reduce the Fund’s Total Annual Fund Operating Expenses, Teramo Advisors, LLC (the “Adviser”), has contractually agreed, pursuant to an operating expenses limitation agreement between the Adviser and Series Portfolios Trust (the “Trust”), on behalf of the Fund, to reduce the Fund’s operating expense limit by 0.10% so that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, shareholder servicing fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.10% of the Fund’s average daily net assets through at least February 28, 2024.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Equable Shares Hedged Equity Fund (the “Fund”). In addition to the fees and expenses described in the table below, you may be required to pay brokerage commissions on your purchases and sales of Institutional Class shares of the Fund from a financial intermediary, which are not reflected in this table. More information is available from your financial professional and in the “Shareholder Information” section of the Fund’s Statutory Prospectus beginning on page 13.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Institutional Class
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class
Management Fees	0.75%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.35%
Acquired Fund Fees and Expenses(1)	0.09%
Total Annual Fund Operating Expenses(1)(2)(3)	1.19%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)	Institutional Class
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class
Management Fees	0.75%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.35%
Acquired Fund Fees and Expenses(1)	0.09%
Total Annual Fund Operating Expenses(1)(2)(3)	1.19%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee recoupment arrangement discussed in the table above is reflected only in the first year of the periods shown in the Example.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$121	$378	$654	$1,443

Please retain this Supplement with the Prospectus.